As filed with the Securities and Exchange Commission on April 11, 2014

Securities Act of 1933 Registration No. 2-80543

Investment Company Act of 1940 Registration No. 811-03605

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.                         [    ]

Post-Effective Amendment No. 74                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 89             [X]

(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-637-1380

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Craig R. Carberry, Secretary The Northern Trust Company 50 South LaSalle Street, MB-09 Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[X] immediately upon filing pursuant to paragraph (b)

[    ] On [date] pursuant to paragraph (b)

[    ] 60 days after filing pursuant to paragraph (a)(1)

[    ] On (date) pursuant to paragraph (a)(1)

[    ] 75 days after filing pursuant to paragraph (a)(2)

[    ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 74 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 11th day of April, 2014.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 74 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Lloyd A. Wennlund	President (Principal	April 11, 2014
Lloyd A. Wennlund	Executive Officer)

/s/ Randal Rein	Treasurer	April 11, 2014
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

/s/ William L. Bax	Trustee	April 11, 2014
William L. Bax

/s/ Edward J. Condon, Jr.	Trustee	April 11, 2014
Edward J. Condon, Jr.

/s/ Mark G. Doll	Trustee	April 11, 2014
Mark G. Doll

/s/ Sandra Polk Guthman	Trustee	April 11, 2014
Sandra Polk Guthman

/s/ Stephen N. Potter	Trustee	April 11, 2014
Stephen N. Potter

/s/ Mary Jacobs Skinner	Trustee	April 11, 2014
Mary Jacobs Skinner

/s/ Richard P. Strubel	Trustee	April 11, 2014
Richard P. Strubel

/s/ Casey J. Sylla	Trustee	April 11, 2014
Casey J. Sylla

Exhibit Index

Exhibit No.	Description

EX-101. INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase